Net Earnings (Loss) Per Share Attributable to Ordinary Shareholders (Tables)	12 Months Ended
Dec. 31, 2021
Earnings Per Share [Abstract]
Schedule of earnings per share, basic and diluted
	Year Ended December 31,
	2019	2020	2021
	(in thousands, except share and per share data)

Basic net profit (loss) per share
Numerator:
Allocation of net profit (loss)	(7,544)	3,914	(74,933)
Net income allocated to preferred shareholders	-	3,189	-

Allocation of net profit (loss) attributable to Ordinary shareholders	(7,544)	725	(74,933)
Denominator:
Weighted-average shares used in computing net profit (loss) per share attributable to Ordinary shareholders	19,654,276	21,120,208	101,737,026
Basic net profit (loss) per share attributable to Ordinary shareholders	(0.38)	0.03	(0.74)

Diluted net profit (loss) per share
Numerator:
Allocation of net profit (loss) attributable for diluted computation	(7,544)	725	(74,933)

Denominator:
Shares used in computing net earnings per share of ordinary share, basic	19,654,276	21,120,208	101,737,026
Weighted average effect of dilutive securities - effect of stock-based awards	-	7,517,593	-
Weighted-average shares used in computing net profit (loss) per share attributable to Ordinary shareholders	19,654,276	28,637,801	101,737,026
Diluted net profit (loss) per share attributable to ordinary shareholders	(0.38)	0.03	(0.74)

Schedule of antidilutive securities excluded from computation of diluted net loss per share
	Year Ended December 31,
	2019	2020	2021

Convertible preferred shares	83,037,000	92,946,600	-
Unvested RSU’s	-	-	443,018
Outstanding warrants to Ordinary Shares	-	-	7,902,480
Warrants to convertible shares	-	312,600	-
Outstanding share options	9,154,800	-	10,132,154
Total	92,191,800	93,259,200	18,477,652